ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

10.                               ACCRUED EXPENSES AND OTHER PAYABLES

	As of December 31,
	2010	2011

Employee payroll and welfare payables	$9,962	$16,815
Contingent acquisition consideration payable	8,444	10,366
Accrued professional fees	2,541	1,670
Subcontractors fees	1,795	3,043
Advance from customers	1,742	3,111
Accrued rental expenses	85	801
Accrued other operating expenses	2,115	3,664
Other payable	1,432	882
Total	$28,116	$40,352

Accrued other operating expenses mainly comprised of traveling and traveling-related expenses.

The contingent acquisition consideration payable as of December 31, 2010 and 2011 represent payables in relation to the acquisitions of the following:

	As of December 31,
	2010	2011

AllianceSPEC	$3,223	$—
Horizon	1,244	671
Echo Lane	1,685	1,875
Besure Business	2,292	1,000
Beans Business	—	1,572
iConnect Business	—	628
Ascent Business	—	184
NouvEON	—	7,705
Shanghai HURO	—	4,917
Total	$8,444	$18,552

Comprising:
Current	$8,444	$10,366
Non-current	—	8,186
Total	$8,444	$18,552